STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2020	Dec. 31, 2019
Revenue:
Service revenue, non-related party	$ 518,269	$ 0	$ 0	$ 518,269	$ 0
Service revenue, related party	1,493,829			2,370,192
Total Revenue:	2,012,098	0	0	2,888,461	0
Cost of revenue	(427,647)			(515,195)
Gross Profit	1,584,451			2,373,266
Operating Costs and expenses:
General and Administrative	407,067	110,921	255,010	617,216
Operating Expenses					417,407
Operations Profit/ (Loss)	1,177,384	(110,921)	(255,010)	1,756,050
Other income/ (loss)	38,939	0		39,060
Net Income/ (Loss) before Income Tax	1,216,323	(110,921)	(255,010)	1,795,110	(417,407)
Income tax expense	475,431	0	0	487,984	0
Net income (loss)	740,893	(110,921)	(255,010)	1,307,126	$ (417,407)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment	244,292	0	0	183,673
Total comprehensive Income (Loss)	$ 985,185	$ (110,921)	$ (255,010)	$ 1,490,799
Basic and Diluted Net Income (Loss) per share	$ 0.00	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)
Weighted average number of shares outstanding*; Basic and Diluted	308,704,888	300,073,998	300,024,666	304,166,073	100,024,667